Post-employment Benefits - Reconciliation (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Post-employment benefit plans
Vested benefit obligations	$ 645,947	$ 585,271
Unvested benefit obligations	561,581	691,962
Defined benefit obligation	1,207,528	1,277,233
Fair value of plan assets	474,479	505,765
Underfunded status of the plan assets	733,049	771,468
Post-employment benefit liability	733,049	771,468	$ 1,913,680
Pensions
Post-employment benefit plans
Vested benefit obligations	407,652	323,414
Unvested benefit obligations	271,570	403,549
Defined benefit obligation	679,222	726,963
Fair value of plan assets	436,091	459,618
Underfunded status of the plan assets	243,131	267,345
Post-employment benefit liability	243,131	267,345
Seniority Premiums
Post-employment benefit plans
Vested benefit obligations	238,295	261,857
Unvested benefit obligations	290,011	288,413
Defined benefit obligation	528,306	550,270
Fair value of plan assets	38,388	46,147
Underfunded status of the plan assets	489,918	504,123
Post-employment benefit liability	$ 489,918	$ 504,123